Current and deferred income tax (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred income tax assets and liabilities	$ 104,352	$ 68,667	$ (24,886)	$ (37,277)
Deferred income tax assets	236,887	235,073
Deferred income tax liabilities	(132,535)	(166,406)
Tax Credits On Net Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	242,278	228,283
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	10,847	18,407
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	22,498	25,492
Inventory Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	10,903	10,850
Tax Labor And Civil Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	7,886	9,588
Provision For Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	5,196	7,319
Revaluation Of Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	36	111
Others Deferred Income Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	10,773	16,938
Depreciation Amortization And Asset Impairment [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(70,985)	(29,612)
Added Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(131,663)	(148,798)
Foreign Exchange Gains [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	14,222	(26,766)
Capitalized Interest [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(17,054)	(23,060)
Other Deferred Income Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	$ (585)	$ (20,085)